Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2012	$ 16,198	$ 2,220,202	$ (2,448,821)	$ (212,421)
Balance (in shares) at Dec. 31, 2012	16,197,782
Common stock issued for services	$ 1,018	497,823		498,841
Common stock issued for services (in shares)	1,017,641
Stock compensation expense		2,254,898		2,254,898
Common stock issued for purchase of license	$ 631	249,369		250,000
Common stock issued for purchase of license (in shares)	631,313
Common stock sold to related party for cash	$ 417	134,222		134,639
Common stock sold to related party for cash, shares	416,841
Common stock issued upon conversion of debt, of which 1,579,297 shares were issued to related parties	$ 83	51,375		51,458
Common stock issued upon conversion of debt (in shares)	83,103
Convertible debt discount		165,892		165,892
Common stock issued for aquisition	$ 3,202	$ 957,328		960,530
Common stock issued for acquisition, shares	3,201,776
Net loss			$ (3,956,179)	(3,956,179)
Balance at Dec. 31, 2013	$ 21,549	$ 6,531,110	$ (6,405,000)	147,659
Balance (in shares) at Dec. 31, 2013	21,548,456
Common stock issued for services	$ 1,665	747,398		749,063
Common stock issued for services (in shares)	1,665,203
Common stock and options issued for product acquisition	$ 143	39,857		40,000
Common stock and options issued for product acquisition (in shares)	142,857
Common stock issued for acquisition of Vesele product acquisition	$ 143	39,857		40,000
Common stock issued for acquisition of Vesele product acquisition, shares	142,857
Stock compensation expense to employees and Board members		1,509,005		1,509,005
Common stock issued upon conversion of debt, of which 1,579,297 shares were issued to related parties	$ 3,756	1,529,050		1,532,806
Common stock issued upon conversion of debt (in shares)	3,755,747
Convertible debt discount - Beneficial conversion feature of debt instruments		325,855		325,855
Convertible debt discount - Warrants		$ 96,532		96,532
Net loss			$ (4,826,967)	(4,794,035)
Balance at Dec. 31, 2014	$ 27,113	$ 10,778,807	(11,231,967)	(426,047)
Balance (in shares) at Dec. 31, 2014	27,112,263
Common stock issued for services	$ 505	218,357		210,662
Common stock issued for services (in shares)	505,625
Common stock and options issued for product acquisition	$ 12,948	2,058,678		2,071,626
Common stock and options issued for product acquisition (in shares)	12,947,657
Stock compensation expense		751,710		751,710
Common stock issued for acquisition of Vesele product acquisition	$ 12,948	2,058,678		2,071,626
Common stock issued for acquisition of Vesele product acquisition, shares	12,947,657
Common stock issued upon conversion of debt, of which 1,579,297 shares were issued to related parties	$ 230	91,770		92,000
Common stock issued upon conversion of debt (in shares)	230,000
CRI Share reduction	$ (200)	(37,800)		(38,000)
CRI Share reduction (in shares)	(200,000)
Convertible debt discount - Beneficial conversion feature of debt instruments		4,154		4,154
Shares issued for extension of February 2014 convertible debentures	$ 250	32,250		32,500
Shares issued for extension of February 2014 convertible debentures (in shares)	250,000
Net loss			(2,366,031)	(2,366,031)
Balance at Jun. 30, 2015	$ 40,846	$ 13,991,924	$ (13,597,998)	$ 434,772
Balance (in shares) at Jun. 30, 2015	40,845,545